Commitments And Contingencies (Schedule Of Annual Minimum Future Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 1,033
2014	952
2015	835
2016	461
2017	330
2018	110
Total operating leases	$ 3,721